Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	D. Boral ARC Merger Corp
Entity Central Index Key	0002109869
Entity Tax Identification Number	42-3035215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 East 53rd Street
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	332
Local Phone Number	266-7344
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false